Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Net operating loss carryforwards	$ 98,971,585	$ 23,210,824	$ 5,887,293
Unrecognized tax benefits	$ 9,300,000	$ 24,600,000
Unrecognized tax benefits	12 months
Income taxes paid	$ 18,130,952
U.S. Federal and State [Member]
Income Taxes [Line Items]
Income taxes paid	183,416
Other Foreign Jurisdictions [Member]
Income Taxes [Line Items]
Income taxes paid	910,920
Hong Kong [Member]
Income Taxes [Line Items]
Income taxes paid	$ 17,036,616